Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets
Value added tax recoverable	$ 981,320	$ 2,329,848
Other receivables	389,098	922,375
Advance to suppliers	24,731	63,780
Others	54,220	68,204
Prepaid expenses and other current assets	$ 1,449,369	$ 3,384,207